Note 21 - Other Liabilities - Post-employment benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Values at the beginning of the year		$ 78,700
Interest cost		20,534	$ 43,872	$ 11,517
At the end of the year		79,200	78,700
Unfunded post-employment benefits [member]
Statement Line Items [Line Items]
Values at the beginning of the year		96,229	107,601
Translation differences		2,893	(2,204)
Current service cost		7,851	4,625
Interest cost		5,462	6,371
Curtailments and settlements		21	24
Remeasurements (*)	[1]	10,907	(4,501)
Benefits paid from the plan		(22,107)	(13,921)
Other		633	(1,766)
At the end of the year		101,889	96,229	107,601
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Values at the beginning of the year		159,612	153,974
Translation differences		7,300	384
Current service cost		592	162
Interest cost		6,034	6,403
Remeasurements (*)	[2]	3,602	7,753
Benefits paid from the plan		(11,654)	(9,064)
At the end of the year		165,486	159,612	$ 153,974
Present value of funded obligations		165,486	159,612
Fair value of plan assets		(145,692)	(132,913)
Liability (*)	[3]	$ 19,794	$ 26,699

[1]	For 2017 a loss of $0.08 million is attributable to demographic assumptions and a loss of $10.6 million to financial assumptions. For 2016 a loss of $0.6 and a gain of $5.1 million is attributable to demographic and financial assumptions, respectively.
[2]	For 2017 a gain of $0.4 million is attributable to demographic assumptions and a loss of $4.1 million to financial assumptions. For 2016 a gain of $0.9 and a loss of $8.7 million is attributable to demographic and financial assumptions, respectively.
[3]	In 2017 and 2016, $3.3 million and $2.2 million corresponding to an overfunded plan were reclassified within other non-current assets, respectively.